Operating loans and long-term debt - Narrative (Details) £ in Millions, $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 582			$ 598
Non-current derivative financial assets	6
Interest rate swap contract | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about borrowings [line items]
Long-term debt				12
Revolving credit facility which matures July 2026 | Deferred Financing Costs Netting
Disclosure of detailed information about borrowings [line items]
Borrowings	2			1
Uncommitted Revolving Credit Facility | UNITED STATES
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity	35
Uncommitted Revolving Credit Facility | Europe
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity	19
Demand Line of Credit
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity	11		$ 15
Credit Facilities Dedicated to Letters of Credit
Disclosure of detailed information about borrowings [line items]
Borrowings	133			131
Borrowings, Letters Of Credit	43			$ 61
Term loan due July 2025; floating interest rate | Interest rate swap contract
Disclosure of detailed information about borrowings [line items]
Notional amount	200
Revolving credit facility which matures July 2028
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity	$ 1,000
Revolving credit facility which matures July 2028 | Europe
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity | £		£ 15